Financial highlights	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial highlights

8. Financial highlights

Financial highlights for the period January 1 through September 30 are as follows:

	2012		2011
	Series A	Series B	Series A	Series B
Total return before incentive fees	(7.4)%	(9.6)%	(0.8)%	0.5%

Incentive fees	0.0%	0.0%	0.0%	0.0%

MF Global	0.2%	(0.2)%	0.0%	0.0%

Total return after incentive fees	(7.2)%	(9.8)%	(0.8)%	0.5%

Ratios to average partners’ capital
Operating expenses before incentive fees and MF Global	6.8%	7.4%	8.6%	9.2%
Incentive fees	0.0%	0.0%	0.0%	0.0%
MF Global	(0.2)%	0.1%	0.0%	0.0%

Total expenses	6.6%	7.5%	8.6%	9.2%

Net investment loss	(6.7)%	(7.4)%	(8.5)%	(9.2)%

Net asset value per unit, beginning of period	$1,306.48	$1,391.44	$1,550.72	$1,773.52
Net investment loss	(84.39)	(102.69)	(99.06)	(124.40)
Net gain (loss) on investments	(9.28)	(33.33)	86.35	132.65

Net asset value per unit, end of period	$1,212.81	$1,255.42	$1,538.01	$1,781.77

Other per Unit information:
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$(85.65)	$(130.46)	$(13.59)	$15.80

Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$(93.67)	$(136.02)	$(12.71)	$8.25

Financial highlights for the period July 1 through September 30 are as follows:

	2012		2011
	Series A	Series B	Series A	Series B
Total return before incentive fees	(4.0)%	(5.9)%	2.5%	3.7%

Incentive fees	0%	0%	0.0%	0.0%

Total return after incentive fees	(4.0)%	(5.9)%	2.5%	3.7%

Ratios to average partners’ capital
Operating expenses before incentive fees	2.3%	2.6%	8.4%	8.8%
Incentive fees	0.0%	0%	0.0%	0.0%

Total expenses	2.3%	2.6%	8.4%	8.8%

Net investment loss	(2.3)%	(2.6)%	(8.4)%	(8.8)%

Net asset value per unit, beginning of period	$1,263.62	$1,334.65	$1,500.62	$1,718.58
Net investment loss	(28.67)	(34.09)	(32.62)	(40.45)
Net gain on investments	(22.14)	(45.14)	70.01	103.64

Net asset value per unit, end of period	$1,212.81	$1,255.42	$1,538.01	$1,781.77

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$(44.53)	$(76.09)	$36.69	$71.05

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$(50.81)	$(79.23)	$37.39	$63.19

Financial highlights are calculated for each series taken as a whole. An individual partner’s return, per unit data, and ratios may vary based on the timing of capital transactions.

(7)	Financial Highlights

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global reserve	(14.8)%	(20.3)%
Incentive fees	0.0	0.0
MF Global reserve	(0.9)%	(1.3)%

Total return after incentive fees	(15.7)%	(21.6)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.5%	9.2%
Incentive fees	0.0	0.0
MF Global reserve	0.9%	1.1%

Total expenses	9.4%	10.3%

Net investment loss	(9.4)%	(10.2)%

Net asset value per unit, beginning of period	$1,550.72	$1,773.52
Net investment loss	(143.34)	(178.54)
Net loss on investments	(100.90)	(203.54)

Net asset value per unit, end of period	$1,306.48	$1,391.44

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(246.81)	$(337.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(244.24)	$(382.08)

Financial highlights for the year ended December 31, 2010, are as follows:

	SERIES A	SERIES B
Total return
Total return before incentive fees	14.5%	21.9%
Incentive fees	0.0	0.0

Total return after incentive fees	14.5%	21.9%

Ratio to average partners’ capital
Operating expenses before incentive fees	9.1%	10.1%
Incentive fees	0.0	0.5

Total expenses	9.1%	10.1%

Net investment loss	(9.0)%	(10.1)%

Net asset value per unit, beginning of period	$1,354.49	$1,454.64
Net investment loss	(122.46)	(145.97)
Net gain on investments	318.69	464.85

Net asset value per unit, end of period	$1,550.72	$1,773.52

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$196.01	$297.46

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$196.23	$318.88